Non-Current Assets - Intangibles - Disclosure of Non-Current Assets - Intangibles (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Net book amount	$ 7,200,429	$ 8,240,937
Exchange difference	(471,218)	820,519
Additions	0	225,414
Amortization charge	(2,145,620)	(2,086,441)
Impairment	(3,090,650)
Closing net book amount	1,492,941	7,200,429	$ 8,240,937
Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	29,526,514	26,204,505
Closing net book amount	27,324,836	29,526,514	26,204,505
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(22,326,085)	(17,963,568)
Closing net book amount	(25,831,895)	(22,326,085)	(17,963,568)
Intellectual Property Assets [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	7,090,467	8,130,975
Exchange difference	(471,218)	820,519
Additions	0	225,414
Amortization charge	(2,145,620)	(2,086,441)
Impairment	(3,090,650)	0	0
Closing net book amount	1,382,979	7,090,467	8,130,975
Intellectual Property Assets [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	29,416,552	26,094,543
Closing net book amount	27,214,874	29,416,552	26,094,543
Intellectual Property Assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	(22,326,085)	(17,963,568)
Closing net book amount	(25,831,895)	(22,326,085)	(17,963,568)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	109,962	109,962	109,962
Goodwill [member] | Cost or Fair Value [member]
Disclosure of detailed information about intangible assets [line items]
Net book amount	109,962	109,962
Closing net book amount	$ 109,962	$ 109,962	$ 109,962